Note 5 - Property and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
Note 5.  Property and Equipment

Property and equipment at December 31, 2011 and 2010 consists of the following (in thousands):

	2011	2010
Land and land improvements	$11,806	$11,799
Buildings and improvements	19,456	19,764
Machinery and equipment	2,924	2,794
Vehicles	268	222
Office furniture and equipment	2,946	2,909
	37,400	37,488
Less: accumulated depreciation and amortization	(11,321)	(10,223)
Property and equipment, net	$26,079	$27,265

Leased property under capital leases at December 31, 2011 and 2010 consists of the following (in thousands):

	2011	2010
Leased property under capital leases	$8,523	$7,481
Less: accumulated amortization	(2,539)	(2,167)
Leased property under capital leases, net	$5,984	$5,314